Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals) R$ in Thousands, $ in Thousands, $ in Millions		1 Months Ended						12 Months Ended
	Dec. 04, 2018 USD ($)	Oct. 26, 2018 USD ($)	Sep. 19, 2018 USD ($)	Aug. 31, 2018 BRL (R$)	Feb. 21, 2017 USD ($) Installment	Nov. 30, 2015 ARS ($) Installment	Jun. 30, 2005	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL (R$)	Dec. 31, 2013 USD ($) Proceeding Director	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 ARS ($)	Jun. 29, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 29, 2015 BRL (R$)	Aug. 31, 2011 ARS ($)
Schedule Of Contingencies [Line Items]
Payments for extraordinary regime of regularization of tax obligations					$ 10,500
Number of monthly consecutive installments for payments of extraordinary regime | Installment					60
Insurance policy to guarantee injunction for compensation for environmental damages																									$ 97.4
Legal action to suspend payment of annual granting fees								$ 75,000											$ 66,500	R$ 253,000			R$ 245,700
Amount of identified three total payments | R$											R$ 858
Additional tax charge determined by Ecuadorian Tax authority ("SRI")								$ 3,300	$ 2,200	$ 2,400
AA2000
Schedule Of Contingencies [Line Items]
Number of tax assessments proceedings inititated | Proceeding												3
Number of tax assessments proceedings inititated with respect to income tax deductions from services rendered by third parties | Proceeding												2
Legal proceedings, claim payments						$ 18.4
Number of monthly consecutive installments for claim payments | Installment						36
Other taxes payable																$ 0		$ 0.0	$ 400		$ 6.6
Criminal proceeding against former director
Schedule Of Contingencies [Line Items]
Legal proceedings, number of defendant former director | Director												2
Administrative Proceeding For Economic Reequilibrium Of ICABs Concession Agreement
Schedule Of Contingencies [Line Items]
Legal proceedings, claim amount | R$																						R$ 196,800
Legal proceedings, claim amount denied by Brazilian ANAC | R$																	R$ 925,700							R$ 758,600
Proceeds decucted from future fixed grants | R$				R$ 9,500
Administrative Proceeding For Economic Reequilibrium Of ICABs Concession Agreement | Claims Denied By Brazilian ANAC
Schedule Of Contingencies [Line Items]
Legal proceedings, claim amount denied by Brazilian ANAC | R$															R$ 989,700
Administrative Proceeding For Economic Reequilibrium Of Inframerica Concession ria do Aeroporto de So Gonalo do Amarantes Concession Agreement
Schedule Of Contingencies [Line Items]
Legal proceedings, claim amount | R$																								R$ 1,000,000
Legal proceedings, claim amount denied by Brazilian ANAC | R$																	R$ 973,300
TAGSA legal proceedings
Schedule Of Contingencies [Line Items]
Period for administration and operation of duty free areas							20 years
Percentage of exemption from income tax for duty-free areas entitled to tax benefits							100.00%
Income tax charges including interests and penalties														$ 1,900
Income tax charges excluding interests and penalties												$ 2,200	$ 1,400
Approval of issuance of Bank guarantee with local financial institution			$ 800
Aeropuertos del Neuqu?n S.A. ("NQN") legal proceedings
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments	$ 577	$ 3,500